Income Taxes - Summary of Income Tax Recovery in Consolidated Statement of Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Current income tax expense (recovery)		$ (144)	$ (336)
Deferred income tax expense (recovery)	$ 118	(65)	111
Income tax expense (recovery) from continuing operations	118	(209)	(225)
Total income tax expense (recovery)	119	(201)	(196)
Income Tax Recovery
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Income tax expense (recovery) from continuing operations	118	(209)	(225)
Current income tax expense (recovery) from discontinued operations (note 6)	1	8	53
Deferred income tax expense (recovery) from discontinued Operations (note 6)			(24)
Total income tax expense (recovery)	$ 119	$ (201)	$ (196)